INCOME TAXES - SCHEDULE OF UNRECOGNIZED TAX BENEFITS ROLL FORWARD (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 36,002	$ 33,411
Additions for tax positions taken during prior years	2,492	2,804
Reductions for tax positions taken during prior years	(1,689)	(4,080)
Additions for tax positions taken during the current year	10,018	9,100
Settlements	(1,481)	0
Expiration of statutes of limitations	(3,260)	(5,233)
Balance at end of year	$ 42,082	$ 36,002